Organization and Nature of Operations (Details) - Schedule of Acquisition of Non-Controlling Interest	Dec. 31, 2023 USD ($)
Schedule of Acquisition of Non-Controlling Interest [Abstract]
Purchase consideration	$ 466,888
Noncontrolling interests	(14,558)
Additional paid-in capital	481,446
Total	$ 466,888